Organization and Nature of Business Operations	2 Months Ended	6 Months Ended
	Feb. 14, 2020	Jun. 30, 2020
Organization and Nature of Business Operations [Abstract]
ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

B. Riley Principal Merger Corp. II (the “Company”), a blank check corporation, was incorporated as a Delaware corporation on June 3, 2019. The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Initial Business Combination”).

At February 14, 2020, the Company had not commenced any operations. All activity of the Company includes the activity of the Company from inception and activity related to the proposed initial public offering (the “Proposed Offering”) described below. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Offering described below. The Company has selected December 31st as its fiscal year end.

Sponsor and Proposed Financing

The Company’s sponsor is B. Riley Principal Sponsor Co. II, LLC (the “Sponsor”), a Delaware limited liability company and a wholly owned indirect subsidiary of B. Riley Financial, Inc. (“B. Riley Financial”). On February 4, 2020, the Sponsor agreed to loan the Company up to $300,000 (see note 4) to support the Company’s initial formation and operations.

The Company’s ability to commence meaningful operations and finance its Initial Business Combination is contingent upon obtaining adequate financial resources through the proposed $175,000,000 ($201,250,000 if the underwriters’ over-allotment is exercised in full) initial public offering of Units (as defined below) (Note 3). Upon the closing of the Proposed Offering and the Private Placement, $176,750,000 (or $203,262,500 if the underwriters’ over-allotment option is exercised in full — Note 3) will be held in a trust account (the “Trust Account”) (discussed below).

The Trust Account

The proceeds to be held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.00. Unless and until the Company completes the Initial Business Combination, it may pay its expenses only from the net proceeds of the Proposed Offering held outside the Trust Account, which will be approximately $500,000 in working capital after the payment of approximately $750,000 in expenses relating to the proposed Offering, and any loans or additional investments from the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Proposed Offering may not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination within 18 months from the closing of the Proposed Offering; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Proposed Offering (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Offering, although substantially all of the net proceeds of the Proposed Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, will provide its public stockholders’ with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such shares of Class A common stock will be recorded at redemption amount and classified as temporary equity upon the completion of the Proposed Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Proposed Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest but less taxes payable (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors will enter into a letter agreement with the Company, pursuant to which they will agree to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares (as defined below) held by them if the Company fails to complete the Initial Business Combination within 18 months of the closing of the Proposed Offering. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the Proposed Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

Going Concern Considerations

At February 14, 2020, the Company had cash and cash equivalents of $50,000 and a note payable to the Sponsor in the amount of $50,000. Further, the Company expects to continue to incur significant costs in pursuit of its financing and acquisition plans. This condition raises substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through the Proposed Offering as discussed in Note 3. There is no assurance that the Company’s plans to raise capital or to consummate an Initial Business Combination will be successful or successful within the required time period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

Organization and General

B. Riley Principal Merger Corp. II (the “Company”), a blank check company, was incorporated as a Delaware corporation on June 3, 2019. The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

As of June 30, 2020, the Company had not commenced any operations. All activity of the Company includes the activity of the Company from inception and activity related to the initial public offering (the “Public Offering”) described below and evaluating prospective acquisition targets. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering described below. The Company has selected December 31st as its fiscal year end.

Public Offering

The Company completed the sale of 17,500,000 units (the “Units”) at an offering price of $10.00 per Unit in the Public Offering on May 22, 2020. B. Riley Principal Sponsor Co. II, LLC (the “Sponsor”), a Delaware limited liability company and a wholly-owned indirect subsidiary of B. Riley Financial, Inc. (“B. Riley Financial”), purchased an aggregate of 650,000 Units at a price of $10.00 per Unit (the “Private Placement Units”) in a private placement that closed on May 22, 2020 simultaneously with the Public Offering (the “Private Placement”). The sale of the 17,500,000 Units in the Public Offering (the “Public Units”) generated gross proceeds of $175,000,000, less underwriting commissions of $3,500,000 (2% of the gross proceeds of the Public Offering) and other offering costs of $476,189. The Private Placement Units generated $6,500,000 of gross proceeds.

Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value (each a “public share”), and one-half of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Warrant” and, with respect to the warrants underlying the Private Placement Units, the “Private Placement Warrants” and, collectively, the “Warrants”). One Warrant entitles the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share.

The Company has also granted the underwriters a 45-day option to purchase up to 2,625,000 additional Units at the Public Offering price less the underwriting discounts. On May 28, 2020, the underwriters confirmed that they will not be exercising their over-allotment option in whole or in part.

Sponsor and Note Payable — Related Party

On February 4, 2020, the Sponsor agreed to loan the Company up to $300,000 (see Note 3) to support the Company’s initial formation and operations. In February 2020, the Company borrowed $50,000 and in April 2020 the Company borrowed an additional $50,000 which increased the Note Payable balance to $100,000 which was paid in full using proceeds from the Public Offering and the Private Placement. At June 30, 2020, there were no amounts outstanding on the Note Payable.

The Trust Account

Upon completion of the Public Offering, $176,750,000 of proceeds were held in the Company’s trust account at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”) and will be invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, which we refer to as the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. Unless and until the Company completes the Initial Business Combination, it may pay its expenses only from the net proceeds of the Public Offering and the Private Placement held outside the Trust Account, which was $1,284,805 on May 22, 2020, of which $100,000 was used to pay the Note Payable to Sponsor and $476,189 was used to pay the offering costs. The balance in the Trust Account at June 30, 2020 was $176,761,388.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Public Offering may not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination by November 22, 2021, 18 months from the closing of the Public Offering; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Initial Business Combination by November 22, 2021, 18 months from the closing of the IPO (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Company’s public shares (the “public stockholders”).

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account. There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001.

If the Company holds a stockholder meeting to approve the Initial Business Combination, a public stockholder will have the right to redeem its public shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such shares of Class A common stock have been recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete the Initial Business Combination by November 22, 2021, 18 months from the closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Initial Business Combination within 18 months of the closing of the Public Offering.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares (as defined below) held by them if the Company fails to complete the Initial Business Combination within 18 months of the closing of the Public Offering. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. The Company will provide its stockholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

On June 24, 2020, the Company executed a letter of intent with privately held Eos Energy Storage LLC (“EOS”) for a business combination transaction which would result in privately held EOS becoming a publicly listed company. Founded in 2008, EOS is an established provider of long-duration energy storage focused on providing a domestic solution to a global need: low-cost, safe, and environmentally friendly energy storage. The transaction contemplates a valuation of EOS of approximately $290,000,000. The proposed transaction would provide EOS with approximately $225,000,000 of additional new equity financing, including $50,000,000 of proceeds from a fully backstopped private placement of private equity by B. Riley Financial, assuming no public shareholders of the Company exercise their redemption rights at closing. The proposed transaction is expected to be completed in the fourth quarter of 2020, subject to, among other things, the negotiation and execution of a definitive agreement providing for the transaction, the approval by the Company’s shareholders, satisfaction of the conditions stated in the letter of intent and other customary closing conditions. Accordingly, there can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

Letter Agreement

The Company’s Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed, among other things (a) to waive their redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination, (b) to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of its public shares if it does not complete an Initial Business Combination within 18 months from the closing of the Public Offering and (c) to vote their Founder Shares and any Public Shares purchased during or after the Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.

Forward Purchase Agreement

B. Riley Principal Investments, LLC (“BRPI”), a Delaware limited liability company, an affiliate of the Sponsor entered into a forward purchase agreement (the “Forward Purchase Agreement”) with the Company to provide for the purchase by it (or its designees) of an aggregate of 2,500,000 Units at $10.00 per Unit (the “Forward Purchase Units”) for an aggregate purchase price of $25,000,000 in a private placement to close concurrently with the closing of the Initial Business Combination (the “Forward Purchase”). The obligations under the Forward Purchase Agreement do not depend on whether any public stockholders redeem their Class A common stock and provide the Company with a minimum funding level for the Initial Business Combination. The Forward Purchase Agreement includes registration rights with respect to the Forward Purchase Units.

The proceeds from the sale of the Forward Purchase Units may be used as part of the consideration to the sellers in the Initial Business Combination, to pay expenses in connection with the Initial Business Combination or for working capital in the post-Business Combination company. The Forward Purchase will be required to be made regardless of whether any Class A common stock is redeemed by the Company’s public stockholders and is intended to provide the Company with a minimum funding level for the Initial Business Combination. The purchaser will not have the ability to approve the Initial Business Combination prior to the signing of a material definitive agreement. The Forward Purchase Units will be issued only in connection with the closing of the Initial Business Combination.